Annual Fund Operating Expenses	May 01, 2026
Impax Large Cap Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.73%
Impax Large Cap Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.98%
Impax Small Cap Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.91%
Impax Small Cap Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.16%
Impax Small Cap Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.16%
Impax US Sustainable Economy Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%	[1]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.59%	[2]
Impax US Sustainable Economy Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%	[1]
Distribution and Service (12b-1) Fees	0.25%
Expenses (as a percentage of Assets)	0.84%	[2]
Impax US Sustainable Economy Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%	[1]
Distribution and Service (12b-1) Fees	0.25%
Expenses (as a percentage of Assets)	0.84%	[2]
Impax Global Opportunities Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.98%	[3]
Impax Global Opportunities Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.23%	[3]
Impax Global Environmental Markets Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.93%	[4]
Impax Global Environmental Markets Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.18%	[4]
Impax Global Environmental Markets Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.18%	[4]
Impax International Sustainable Economy Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%	[5]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.44%
Impax International Sustainable Economy Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%	[5]
Distribution and Service (12b-1) Fees	0.25%
Expenses (as a percentage of Assets)	0.69%
Impax Core Bond Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.48%	[6]
Impax Core Bond Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.73%	[6]
Impax High Yield Bond Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.70%
Impax High Yield Bond Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.95%
Impax High Yield Bond Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.95%
Impax Sustainable Allocation Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%	[7]
Distribution and Service (12b-1) Fees	0.00%
Acquired Fund Fees and Expenses	0.64%	[8]
Expenses (as a percentage of Assets)	0.69%
Impax Sustainable Allocation Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%	[7]
Distribution and Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.64%	[8]
Expenses (as a percentage of Assets)	0.94%

[1]	The management fee is a unified fee that includes all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses.
[2]	Expense information has been restated to reflect current fees.
[3]	Expense information has been restated to reflect current fees.
[4]	Expense information has been restated to reflect current fees.
[5]	The management fee is a unified fee that includes all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses.
[6]	Expense information has been restated to reflect current fees.
[7]	The management fee is a unified fee that includes all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses.
[8]	Acquired Fund Fees and Expenses (“AFFEs”) represent expenses indirectly borne by the Fund through its investment in other investment companies.